Subsequent Events (Details) - USD ($)		1 Months Ended	6 Months Ended
	Aug. 07, 2023	Aug. 08, 2023	Jun. 30, 2023	Jun. 30, 2022	Jul. 03, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Gross proceeds from issuance of common shares			$ 785,804	$ 0
Preferred shares, par value (in dollars per share)			$ 0.001			$ 0.001
$15.29 Million Term Loan Facility [Member]
Subsequent Events [Abstract]
Face amount			$ 15,290,000		$ 15,290,000	$ 15,290,000
$40.75 Million Term Loan Facility [Member]
Subsequent Events [Abstract]
Face amount			$ 40,750,000		$ 40,750,000	$ 40,750,000
Common Shares [Member]
Subsequent Events [Abstract]
Issuance of common stock (in shares)		133,900	1,879,888
Gross proceeds from issuance of common shares		$ 60,000.00	$ 800,000
Net proceeds from issuance of common stock		$ 50,000.00	$ 700,000
Subsequent Event [Member] | Related Party [Member] | Toro Corp [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Preferred shares, shares issued (in shares)	50,000
Preferred shares, par value (in dollars per share)	$ 1,000
Consideration received for preferred shares issued	$ 50,000,000
Preferred shares, dividend rate	5.00%
Conversion price (in dollars per share)	$ 0.7
Period used to determine weighted average price for conversion	5 days
Dividend rate multiplier	1.3
Subsequent Event [Member] | Related Party [Member] | Toro Corp [Member] | Series D Preferred Stock [Member] | Maximum [Member]
Subsequent Events [Abstract]
Preferred shares, dividend rate	20.00%